Defiance Daily Target 2X Long SOFI ETF
Schedule of Investments
January 31, 2026 (Unaudited)

MONEY MARKET FUNDS - 12.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (a)	9,265,015	$9,265,015
TOTAL MONEY MARKET FUNDS (Cost $9,265,015)		9,265,015

U.S. TREASURY BILLS - 11.9%	Principal
3.58%, 02/19/2026 (b)(c)	$8,680,000	8,665,269
TOTAL U.S. TREASURY BILLS (Cost $8,664,524)		8,665,269

TOTAL INVESTMENTS - 24.7% (Cost $17,929,539)		17,930,284
Other Assets in Excess of Liabilities - 75.3%		54,549,212
TOTAL NET ASSETS - 100.0%		$72,479,496

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(b)	The rate shown is the annualized yield as of January 31, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $8,535,465.

Defiance Daily Target 2X Long SOFI ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
SoFi Technologies, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 12.00%	Termination(a)	10/01/2026	$22,565,933	$0
SoFi Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.00%	Termination(a)	09/08/2028	35,440,102	7,629,832
SoFi Technologies, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(b)	09/22/2026	37,443,870	(3,890,369)
SoFi Technologies, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Monthly(b)	02/16/2026	24,455,468	0
SoFi Technologies, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(c)	01/31/2033	570,250	(39,617)
SoFi Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 10.00%	Termination(a)	06/30/2028	24,315,460	1,885,080
Net Unrealized Appreciation (Depreciation)						0	$5,584,926

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of January 31, 2026.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.
(b)
Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Defiance Daily Target 2X Long SOFI ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$9,265,015	$–	$–	$9,265,015
U.S. Treasury Bills	–	8,665,269	–	8,665,269
Total Investments	$9,265,015	$8,665,269	$–	$17,930,284

Other Financial Instruments:
Total Return Swaps *	$–	$9,514,912	$–	$9,514,912
Total Other Financial Instruments	$–	$9,514,912	$–	$9,514,912

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(3,929,986)	$–	$(3,929,986)
Total Other Financial Instruments	$–	$(3,929,986)	$–	$(3,929,986)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.